2020 SEVERANCE AND REORGANIZATION (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($) installment $ / shares	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restructuring and Related Activities [Abstract]
Severance and reorganization charges | $		$ 0	$ 6,359,000	$ 0
Employee retention plan pool | $	$ 12,000,000.0
Employee retention plan, number of vesting installments | installment	4
Employee retention plan, target measurement period	10 days
Employee retention plan, stock performance targets, stock price one (in USD per share) | $ / shares	$ 2.25
Employee retention plan, stock performance targets, stock price two (in USD per share) | $ / shares	3.25
Employee retention plan, stock performance targets, stock price three (in USD per share) | $ / shares	4.25
Employee retention plan, stock performance targets, stock price four (in USD per share) | $ / shares	$ 5.25
Employee retention plan, payable period	12 months
Employee retention plan, number of vesting installments, vested | installment		3
Employee retention plan charges | $		$ 7,900,000
Employee retention plan, expected future payment | $		$ 3,700,000